15. Leases (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Present value	R$ 162,198	R$ 156,378
LT Amazonas [member]
Disclosure of financial assets [line items]
Nominal values	315,319
Present value	162,198	R$ 156,378
LT Amazonas [member] | Up to december 2021 [member]
Disclosure of financial assets [line items]
Nominal values	24,937
Present value	5,357
LT Amazonas [member] | Jan 2022 Dec 2025 [member]
Disclosure of financial assets [line items]
Nominal values	99,749
Present value	32,010
LT Amazonas [member] | January 2026 onwards [member]
Disclosure of financial assets [line items]
Nominal values	190,633
Present value	R$ 124,831